Note 5 - Loans and Leases - Loans Individually Evaluated for Impairment (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Allowance for loan and lease losses allocated, with an allowance recorded	$ 435	$ 128
Recorded investment	2,778	1,331
Residential 1 - 4 Family Real Estate [Member]
Recorded investment, with no related allowance recorded
Recorded investments, with an allowance recorded
Allowance for loan and lease losses allocated, with an allowance recorded
Commercial and Multi-Family Real Estate [Member]
Recorded investment, with no related allowance recorded	822	719
Recorded investments, with an allowance recorded	673	251
Allowance for loan and lease losses allocated, with an allowance recorded	93	65
Agricultural Real Estate [Member]
Recorded investment, with no related allowance recorded	4
Recorded investments, with an allowance recorded
Allowance for loan and lease losses allocated, with an allowance recorded
Commercial Portfolio Segment [Member]
Recorded investment, with no related allowance recorded	22	24
Recorded investments, with an allowance recorded	1,257	121
Allowance for loan and lease losses allocated, with an allowance recorded	342	63
Agriculture [Member]
Recorded investment, with no related allowance recorded		216
Recorded investments, with an allowance recorded
Allowance for loan and lease losses allocated, with an allowance recorded
Consumer Portfolio Segment [Member]
Recorded investment, with no related allowance recorded
Recorded investments, with an allowance recorded
Allowance for loan and lease losses allocated, with an allowance recorded